Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The calculations of basic and diluted earnings per share are presented below. The amounts below have been revised from the amounts previously filed to reflect the results of PBMS, the Nordic furniture business, IMS and DIS as discontinued operations (see Notes 1 and 19). The sum of earnings per share amounts may not equal the totals due to rounding.

	Years Ended December 31,
	2013	2012	2011
Numerator:
Amounts attributable to common stockholders:
Income from continuing operations	$287,612	$379,107	$418,967
(Loss) income from discontinued operations	(144,777)	66,056	198,513
Net income (numerator for diluted EPS)	142,835	445,163	617,480
Less: Preference stock dividend	(46)	(51)	(58)
Income attributable to common stockholders (numerator for basic EPS)	$142,789	$445,112	$617,422
Denominator (in thousands):
Weighted-average shares used in basic EPS	201,614	200,389	201,976
Effect of dilutive shares:
Preferred stock	2	2	2
Preference stock	381	398	445
Stock plans	960	577	343
Weighted-average shares used in diluted EPS	202,957	201,366	202,766
Basic earnings per share:
Continuing operations	$1.43	$1.89	$2.07
Discontinued operations	(0.72)	0.33	0.98
Net income attributable to Pitney Bowes Inc.	$0.71	$2.22	$3.06
Diluted earnings per share:
Continuing operations	$1.42	$1.88	$2.07
Discontinued operations	(0.71)	0.33	0.98
Net income attributable to Pitney Bowes Inc.	$0.70	$2.21	$3.05

Anti-dilutive options excluded from diluted earnings per share (in thousands):	12,448	13,801	14,016